Shareholder Report, Line Graph (Details) - USD ($)		2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended	59 Months Ended	62 Months Ended	65 Months Ended
	Aug. 04, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2025	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000217972
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,830	$ 11,901	$ 13,479	$ 14,107		$ 13,959	$ 15,026	$ 15,431	$ 13,795	$ 12,913	$ 14,538	$ 14,384	$ 14,856	$ 14,437	$ 15,932	$ 17,368	$ 17,280	$ 18,481	$ 18,007	$ 18,662	$ 19,031	$ 19,730	$ 20,404
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name						Regulatory Benchmark
Accumulated Value	10,000	10,206	11,705	12,448	13,473		13,460	14,708	13,932	11,605	11,087	11,883	12,737	13,805	13,356	14,968	16,467	16,997	18,056	18,531	17,656	19,597	21,199	21,709
T. Rowe Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name						Strategy Benchmark
Accumulated Value	$ 10,000	$ 10,078	$ 11,716	$ 13,034	$ 13,713		$ 13,606	$ 14,663	$ 14,555	$ 12,778	$ 12,060	$ 13,558	$ 13,694	$ 14,252	$ 13,801	$ 15,112	$ 16,470	$ 16,113	$ 17,633	$ 17,283	$ 17,652	$ 18,321	$ 19,297	$ 20,032